Acquisition	12 Months Ended
Dec. 31, 2022
Business combinations [Abstract]
Acquisition
NOTE 7. ACQUISITION

(a)	Summary of the Acquisition
On October 13, 2022, the Company completed the acquisition (the “Transaction”) of Exterran Corporation (“Exterran”). Pursuant to the agreement and plan of merger among Enerflex, Enerflex US Holdings Inc., a wholly-owned subsidiary of Enerflex, and Exterran, Enerflex acquired all issued and outstanding Exterran common stock in exchange for 1.021
 Enerflex common shares for each whole common stock of Exterran. Enerflex’s common shares continue to trade on the Toronto Stock Exchange (“TSX”) under the symbol “EFX,” and the Company commenced trading on the New York Stock Exchange (“NYSE”) under the symbol “EFXT” on October 13, 2022. The Company remains headquartered in Calgary, Alberta, Canada.
The Transaction established an integrated global provider of energy infrastructure and energy transition solutions by combining Enerflex and Exterran’s highly complementary product lines, geographies, and asset bases, enhancing the Company’s scale and utilization and providing operational efficiencies for Enerflex’s customers.
The Transaction was accounted for using the acquisition method pursuant to IFRS 3 “Business Combinations”. Under the acquisition method, assets and liabilities are measured at their estimated fair value on the date of acquisition, with the exception of income taxes. The total consideration was allocated to the tangible and intangible assets acquired and liabilities assumed, with any excess recorded as goodwill on the consolidated statements of financial position.

(b)	Preliminary Purchase Price Allocation and Capital Structure
The total purchase consideration was approximately $
222.6 million. Enerflex issued 34,013,055 common shares with a fair value of $213.9 million, based on the October 12, 2022, closing share price of $6.29, as reported on the TSX. The Company also provided $8.6 million on the fair value of vested stock-based compensation, including cash payments totaling $
1.9

million to Exterran stockholders with fractional shares.

The preliminary purchase price allocation is based on Management’s best estimate of fair value of the assets acquired and liabilities assumed. The purchase price allocation is preliminary because of property, plant, and equipment, intangible assets, deferred taxes, uncertain tax positions, and certain other assets and liabilities are still being assessed. Upon finalizing the value of net assets acquired, adjustments to initial estimates, including goodwill, may be required.
The following table provides a summary of the consideration and the identifiable assets acquired and liabilities assumed at the date of acquisition:

October 13, 2022

Purchase consideration

Shares exchanged	$213,942

Fair value of vested stock-based compensation 1	8,641

Total purchase consideration	$222,583

Identifiable assets acquired and liabilities assumed

Net working capital	56,715

Property, plant, and equipment	60,395

Energy infrastructure assets	581,338

Contract assets	217,585

Finance leases receivables	77,578

Intangible assets	102,789

Other long-term assets	66,602

Long-term debt	(1,019,436)

Other long-term liabilities	(60,408)

Total net identifiable assets	83,158

Goodwill	$139,425
1
Included in the fair value of vested stock-based compensation is $1.9 million of cash payments to Exterran stockholders that held fractional shares on the date of acquisition.
The fair value of trade and other receivables acquired as part of t he
acquisition was $
187.5
 million, representing gross contractual amounts receivable of $
222.0
 million less Management’s best estimate of the contractual cash flows not expected to be collected of $
34.5
 million.
Intangible assets includes $50.9 million of customer relationship intangible assets that were valued based on a discounted cash flow model, which required the Company to estimate future cash flows and use judgment in determining key assumptions that include revenue growth rates, customer attrition rates, operating margins and discount rates.
Factors that contributed to the recognition of goodwill include the expected future growth potential of expanded Energy Infrastructure in LATAM, the completion of two large projects and two in-flight
projects nearing completion in the Middle East, expanded opportunities in Energy Transition, and the expected cost synergies. None of the goodwill is expected to be deductible for income tax purposes.
Revenues and net loss for the acquired business from the date of acquisition to December 31, 2022 were $
196.0 million and $60.7 million, respectively. Revenue would have been approximately $789.3 million higher and net loss would have increased by
approximately $48.6 million if the business was acquired on January 1, 2022.
Transaction costs exclude share issuance costs related to common shares. Total transaction costs, integration costs and restructuring costs directly related to the acquisition and included in SG&A in the consolidated statements of earnings was $
70.6 million.